Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
Bar Harbor Bankshares 401(k) Plan
Related Party and Party-in-Interest Transactions
Related Party and Party-in-Interest Transactions
(5)	Related Party and Party-in-Interest Transactions

Shares of common stock issued by the Company represent certain Plan investments (see Note 3). The Plan held 139,616 and 145,762 shares of BHB’s common stock as of December 31, 2025 and 2024, respectively, with fair values of $4,307,444 and $4,457,388 respectively. During the year ended December 31, 2025, the Plan had purchases of $166,508, sales of $533,824 and recognized net gain in fair value of investments of $13,120 on BHB common stock. Dividend income on company stock earned during the year ended December 31, 2025 was $178,621. The decision to invest in Company stock is voluntary on the part of the participants. Senior officers are prohibited from purchasing, selling, or reallocating their positions in the Company’s common stock during times of established blackouts or while in possession of insider information.

Morgan Stanley provides investment advisory services for the plan. The cost for the services related to investment advisory services (which qualify as party-in-interest transactions) paid for by the plan amounts to $61,485 for the year ended December 31, 2025.

Certain Plan investments are shares of various mutual funds and a common trust fund managed by the Plan’s trustee and, therefore, these transactions qualify as party-in-interest transactions.

The administration and investment advising costs are presented in the Statement of Changes in Net assets Available for Benefits as other deductions.

Participant loan distributions and repayments are also considered party-in-interest transactions.